Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Cash and cash equivalents, short-term investments and restricted cash and cash equivalents	$ 39,764	$ 93,197